Schedule of Future Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2015	$ 199,719
2016	13,243
2017	255
2018	267
2019	222
Total	$ 213,706	$ 78,977